Trade Receivable, Net - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 11,523	$ 15,476
0 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	9,905	12,630
1-30 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	769	1,448
31-60 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	298	672
61-90 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	65	153
91-120 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	44	90
121 + days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 442	$ 483